Document and Entity Information	Jul. 22, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001841156
Document Type	8-K
Document Period End Date	Jul. 22, 2026
Entity Registrant Name	Paymentus Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40429
Entity Tax Identification Number	45-3188251
Entity Address, Address Line One	15601 Dallas Parkway
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Addison
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75001
City Area Code	(888)
Local Phone Number	440-4826
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	PAY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false